Significant accounting policies, Share based compensation plan (Details)	12 Months Ended
Dec. 31, 2022 shares
LTIP Units [Member] | Common Shares [Member]
Share based compensation plan [Abstract]
Number of units redeemed for awards granted (in shares)	1
RSUs [Member]
Share based compensation plan [Abstract]
Vesting period	3 years